Net Loss Per Share - Reconciliation for EPS Calculations (Q2) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Oct. 01, 2024	Dec. 31, 2023
Numerator:
Net loss attributable to Innventure, Inc., shareholders	$ (84,227)	$ (61,754)	$ (7,288)	$ (227,224)	$ (12,507)	$ (16,436)	$ (30,845)
Less: Cumulative earnings to participating securities	37	217		42
Undistributed loss for participating securities	(84,264)	(61,971)		(227,266)
Less: Undistributed loss attributable to participating securities	0	0		0
Net Loss attributable to common shareholders, basic	(84,264)	(61,971)		(227,266)
Net Loss attributable to common shareholders, diluted	$ (84,264)	$ (61,971)		$ (227,266)
Denominator:
Weighted average number of units outstanding, basic (in shares)	52,546,491	43,951,279		49,417,092
Weighted average number of units outstanding, diluted (in shares)	52,546,491	43,951,279		49,417,092
Net loss per share attributable to common shareholders, basic (in usd per share)	$ (1.6)	$ (1.41)		$ (4.6)
Net loss per share attributable to common shareholders, diluted (in usd per share)	$ (1.6)	$ (1.41)		$ (4.6)